Applicable laws and regulations (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash [abstract]
Ordinary capital	$ 890,106	$ 859,725
Non-risk weighted asset	$ 7,323,187	$ 7,779,919
Leverage Ratio	12.15%	11.05%